Equity - Summary of Common Shares Isuued and Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 21, 2017
Equity capital [line items]
Number of Shares		27,001,889
Ordinary shares [member]
Equity capital [line items]
Number of Shares	20,062,197
Ownership Interest	44.00%
Ordinary shares [member] | Avenue Boulevard Co Investment Vehicle LLC [member]
Equity capital [line items]
Number of Shares	10,440,000
Ownership Interest	22.90%
Ordinary shares [member] | Cygnus Asset Holding Ltd [member]
Equity capital [line items]
Number of Shares	2,709,756
Ownership Interest	5.90%
Ordinary shares [member] | Lyra Asset Holding Ltda [member]
Equity capital [line items]
Number of Shares	2,505,169
Ownership Interest	5.50%
Ordinary shares [member] | Other shareholder [member]
Equity capital [line items]
Number of Shares	9,919,610
Ownership Interest	21.70%
Ordinary shares [member] | BTG Pactual G7 Holding S A [member]
Equity capital [line items]
Number of Shares	45,636,732
Ownership Interest	100.00%
Class B Shares [member] | Former boulevard SPAC holders [member]
Equity capital [line items]
Number of Shares	5,550,000
Ownership Interest	100.00%